Summary of Significant Accounting Policies: Comprehensive Income: Schedule of Accumulated other comprehensive loss components (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accumulated other comprehensive loss components:
Schedule of Accumulated other comprehensive loss components

	December 31, 2011	December 31, 2010	December 31, 2009
Cumulative currency translation adjustment	(385,528)	(239,769)	(215,814)
Unrealized losses on available-for-sale securities	(3,181)	(936)	(5,774)
Pension adjustments, net of related income taxes of $7,276 in 2011, $6,782 in 2010	32,562	39,722	49,188
Total accumulated other comprehensive loss	(356,147)	(200,983)	(172,400)